Consolidated Statement of Comprehensive Income (Loss) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Statement of comprehensive income [abstract]
Net loss	€ (1,024)	€ (27,952)
Elements that may be reclassified subsequently to income (loss)
Currency translation adjustment	66	(153)
Elements that may not be reclassified subsequently to income (loss)
Remeasurement of defined benefit liabilities	224	42
Other comprehensive income (loss)	290	(111)
Comprehensive income (loss)	€ (734)	€ (28,063)